Note 15 - Commitments and Contingencies (Details Textual) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Number of Dry-bulk Vessels with Index-linked Time Charter Rate	11
Number of Vessels in Pool Agreements	1
Number of Voyages With Index-linked Rate	50
Charter-in Commitments [Member]
Unrecorded Unconditional Purchase Obligation	$ 28,000
Future Minimum Contractual Charter Revenues Assumptions [Member]
Revenue Days Per Annum (Day)	365 days
Time Charter Arrangements Remaining Terms Period (Month)	86 months
Capital Addition Purchase Commitments [Member]
Long-Term Purchase Commitment, Amount	$ 28,000
Number of Secondhand Dry Bulk Vessels	1
Capital Addition Purchase Commitments [Member] | Sale and Bareboat Agreements [Member]
Direct Financing Lease, Lease Receivable	$ 29,750